Notes Payable and Long-Term Debt - Schedule of Notes Payable and Long-Term Debt (Details) (Parenthetical) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt One [Member] | KSix, LLC and Affiliate [Member]
Number of units repurchase during period		2,000,000	2,000,000
Percentage of ownership interest rate	40.00%	40.00%	40.00%
Number of units repurchase during period, value		$ 372,257	$ 372,257
Long term debt down payment	$ 10,000	10,000	10,000
Promissory note	$ 362,257	$ 362,257	$ 362,257
Debt bearing interest per annum	6.00%	6.00%	6.00%
Payable in equal monthly installments		$ 7,003	$ 7,003
Long-term Debt Two [Member] | KSix, LLC and Affiliate [Member]
Debt bearing percentage per annum		9.00%	9.00%
Debt instrument matures date		Oct. 15, 2015	Oct. 15, 2015
Notes Payable And Long Term Debt One [Member] | KSix Media, Inc. and Subsidiaries [Member]
Promissory note	$ 362,257	$ 362,257
Debt bearing interest per annum	6.00%	6.00%
Payable in equal monthly installments	$ 7,003
Notes Payable And Long Term Debt Two [Member] | KSix Media, Inc. and Subsidiaries [Member]
Promissory note	950,000	$ 950,000
Payable in equal monthly installments	$ 800,000
Debt instrument matures date	Jan. 01, 2017
Debt instrument term	24 months
Notes Payable And Long Term Debt Three [Member] | KSix Media, Inc. and Subsidiaries [Member]
Debt bearing interest per annum	9.00%	9.00%
Debt instrument matures date	Oct. 15, 2015